Offerings - Offering: 1	Jul. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	165,160,216
Proposed Maximum Offering Price per Unit	9.265
Maximum Aggregate Offering Price	$ 1,530,209,401.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 211,321.92
Offering Note	1a. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional common shares as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions. 1b. In accordance with Rule 457(c) of the Securities Act, the price shown is the average of the high and low selling prices of the common stock on July 22, 2026, as reported by the New York Stock Exchange.